UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadfin Capital, LLC

Address:  237 Park Avenue
          Ninth Floor
          New York, NY 10017

13F File Number: 028-14251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Kotler
Title:  Managing Member
Phone:  (212) 808-2460


Signature, Place and Date of Signing:

/s/ Kevin Kotler               New York, New York           November 14, 2012
-------------------     ---------------------------      --------------------
     [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $357,231
                                        (thousands)


List of Other Included Managers:

Form 13F File Number                       Name

(1) 028-14254               Broadfin Healthcare Master Fund, Ltd.

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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                       VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP     (X1000)  PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE     SHARED  NONE
ABIOMED INC                    COM               003654100   10,392     495,100 SH        DEFINED     1         495,100
ALERE INC                      COM               01449J105   11,033     566,068 SH        DEFINED     1         566,068
ALKERMES PLC                   SHS               G01767105   33,258   1,602,786 SH        DEFINED     1       1,602,786
ALKERMES PLC                   SHS               G01767105      315       2,000 SH  CALL  DEFINED     1           2,000
ALPHATEC HOLDINGS INC          COM               02081G102      165     100,000 SH        DEFINED     1         100,000
ANACOR PHARMACEUTICALS INC     COM               032420101    6,404     973,293 SH        DEFINED     1         973,293
ANGIODYNAMICS INC              COM               03475V101   23,273   1,907,590 SH        DEFINED     1       1,907,590
ARTHROCARE CORP                COM               043136100    3,564     110,000 SH        DEFINED     1         110,000
ATRICURE INC                   COM               04963C209    4,838     650,325 SH        DEFINED     1         650,325
BIOMIMETIC THERAPEUTICS INC    COM               09064X101    2,885     701,833 SH        DEFINED     1         701,833
BOSTON SCIENTIFIC CORP         COM               101137107    2,246     391,355 SH        DEFINED     1         391,355
CARDIONET INC                  COM               14159L103      697     276,563 SH        DEFINED     1         276,563
CAS MED SYS INC                COM PAR $0.004    124769209      408     232,868 SH        DEFINED     1         232,868
CONCEPTUS INC                  COM               206016107    2,009      98,900 SH        DEFINED     1          98,900
DEPOMED INC                    COM               249908104    7,599   1,285,719 SH        DEFINED     1       1,285,719
DERMA SCIENCES INC             COM PAR $.01      249827502    1,557     150,000 SH        DEFINED     1         150,000
EMERGENT BIOSOLUTIONS INC      COM               29089Q105    7,105     500,000 SH        DEFINED     1         500,000
FLAMEL TECHNOLOGIES SA         SPONSORED ADR     338488109    5,317   1,300,000 SH        DEFINED     1       1,300,000
GIVEN IMAGING                  ORD SHS           M52020100    2,608     179,022 SH        DEFINED     1         179,022
HI-TECH PHARMACAL INC          COM               42840B101   15,899     480,191 SH        DEFINED     1         480,191
IMPAX LABORATORIES INC         COM               45256B101   10,407     400,873 SH        DEFINED     1         400,873
INTELLIPHARMACEUTICS INTL IN   COM               458173101    5,047   1,728,221 SH        DEFINED     1       1,728,221
LANNET INC                     COM               516012101   11,884   2,460,419 SH        DEFINED     1       2,460,419
MAKO SURGICAL CORP             COM               560879108   14,027     805,668 SH        DEFINED     1         805,668
MAP PHARMACEUTICALS INC        COM               56509R108      643      41,325 SH        DEFINED     1          41,325
MASIMO CORP                    COM               574795100    3,405     140,837 SH        DEFINED     1         140,837
MERIT MED SYS INC              COM               589889104   15,999   1,071,620 SH        DEFINED     1       1,071,620
NATUS MEDICAL INC DEL          COM               639050103   22,036   1,685,992 SH        DEFINED     1       1,685,992
NORDION INC                    COM               65563C105      675     100,000 SH        DEFINED     1         100,000
NOVADAQ TECHNOLOGIES INC       COM               66987G102   17,473   1,684,409 SH        DEFINED     1       1,684,409
NXSTAGE MEDICAL INC            COM               67072V103    3,658     276,900 SH        DEFINED     1         276,900
QLT INC                        COM               746927102    6,114     784,893 SH        DEFINED     1         784,893
RIGEL PHARMACEUTICALS INC      COM NEW           766559603    3,853     376,232 SH        DEFINED     1         376,232
ROCKWELL MED INC               COM               774374102    2,554     312,566 SH        DEFINED     1         312,566
SANTARUS INC                   COM               802817304   40,810   4,595,712 SH        DEFINED     1       4,595,712
SOLTA MED INC                  COM               83438K103   10,899   3,471,036 SH        DEFINED     1       3,471,036
ST JUDE MED INC                COM               790849103    7,411     175,903 SH        DEFINED     1         175,903
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209   31,553     761,960 SH        DEFINED     1         761,960
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209      207       2,000 SH  CALL  DEFINED     1           2,000
TRANSCEPT PHARMACEUTICALS IN   COM               89354M106      244      45,891 SH        DEFINED     1          45,891
TRIUS THERAPEUTICS INC         COM               89685K100    6,190   1,061,788 SH        DEFINED     1       1,061,788
ZELTIQ AESTHETICS INC          COM               98933Q108      572     101,450 SH        DEFINED     1         101,450



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